OTHER BALANCE SHEET DETAILS	12 Months Ended
Dec. 31, 2010
OTHER BALANCE SHEET DETAILS
OTHER BALANCE SHEET DETAILS

9.    OTHER BALANCE SHEET DETAILS

        Prepaid expenses and other current assets consist of the following:

	December 31,
	2010	2009
	(in thousands)
Prepaid expenses	$569	$761
Other	243	311

Total	$812	$1,072

        Other assets consist of the following:

	December 31,
	2010	2009
	(In thousands)
Deferred financing costs, net	$590	$133
Deferred IPO costs	1,407	—
Note receivable—EKR	583	470
Other	65	64

Total	$2,645	$667

        Accrued expenses consist of the following:

	December 31,
	2010	2009
	(in thousands)
Compensation and benefits	$643	$518
Lease rent deferral—current portion	1,125	1,705
Other	1,492	1,255

Total	$3,260	$3,478